Asset Acquisition (Tables)	6 Months Ended
Jun. 30, 2026
Asset Acquisition [Abstract]
Schedule of Total Acquisition Cost

The total acquisition cost was USD 5.8 million (CHF 4.6 million) and consisted of the following components:

USD’000
Base purchase price	5,046
Amounts paid to third-party convertible-loan holders	724
Direct transaction costs	75
Total acquisition cost paid in cash	5,845

The following table summarizes the allocation of acquisition cost as of June 1, 2026:

USD’000
Acquired technology	7,524
Property, plant and equipment	261
Cash and cash equivalents	254
Inventory	118
Other receivables	81
Other assets	56
Total assets acquired	8,294
Deferred income tax liability	(1,128)
Financial liabilities	(765)
Pension liabilities	(270)
Accounts payable	(161)
Other liabilities	(125)
Total liabilities assumed	(2,449)
Net assets acquired / total acquisition cost	5,845